RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2019
RELATED PARTY TRANSACTIONS
Schedule of related parties, their related transactions and balances
a)	Related Parties

Name of Related Parties	Relationship with the Group
Zhejiang Cainiao Supply Chain Management Co. Ltd (“Cainiao”)	Entity controlled by a principal shareholder of the Group
Alibaba Cloud Computing Co. Ltd (“Ali Cloud”)	Entity controlled by a principal shareholder of the Group
Lazada Express Limited (“Lazada”)	Entity controlled by a principal shareholder of the Group

b)	The Group had the following related party transactions:

	For the years ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
Rendering of express delivery and supply chain management services:
Cainiao	489,999	652,352	814,855	117,046
Lazada	—	—	10,697	1,537
	489,999	652,352	825,552	118,583

	For the years ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
Rental of warehouse as a lessee:
Cainiao	8,731	9,076	9,916	1,424

21.   RELATED PARTY TRANSACTIONS (CONTINUED)

b)	The Group had the following related party transactions: (continued)

	For the years ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
Operating costs paid on behalf of the Company:
Cainiao	19,892	16,433	9,874	1,418

	For the years ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
Commission fee paid to related party:
Cainiao	—	3,489	160	23

	For the years ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
Operating costs paid to related party:
Ali Cloud	—	4,756	9,669	1,389

c)	The Group had the following related party balances at the end of the year:

	As at December 31
	2018	2019	2019
	RMB	RMB	US$
Amounts due from related parties:
Cainiao	197,488	241,021	34,621
Ali Cloud	—	388	56
Lazada	—	5,349	768
	197,488	246,758	35,445

	As at December 31
	2018	2019	2019
	RMB	RMB	US$
Amounts due to related parties:
Cainiao	12,429	6,140	882